May 26, 2005

Securities and Exchange Commission

Washington, D.C.

Re: Form 10-K of UQM Technologies, Inc Via Electronic Submission

Gentlemen:

Attached is the Annual Report on Form 10-K of UQM Technologies, Inc. for the fiscal year ended March 31, 2005. There have been no changes in accounting principles or practices since the filing of our last Annual Report on Form 10-K.

Very truly yours,

UQM Technologies, Inc.

/s/ Donald A. French

Donald A. French, Treasurer